Notes to the semi-annual condensed consolidated cash flow statement	6 Months Ended
Jun. 30, 2025
Notes to Consolidated Cash Flow Statement [Abstract]
Notes to the semi-annual condensed consolidated cash flow statement
21. Notes to the semi-annual condensed consolidated cash flow statement
Operating activities
For the six months ended June 30, 2025 and 2024, other non-cash expenses/(income), net in the semi-annual condensed consolidated cash flow statement primarily include equity-settled share-based compensation and bonuses earned by the Senior Management Team and other employees of the Group that were not paid during the period, as well as provisions for risk and charges and allowances.
Investing activities
Additions capitalized to property, plant and equipment for the six months ended June 30, 2025 and 2024 were €38,721 thousand and €42,519 thousand, respectively.